Goodwill, Impairment Test (Details) - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018
Changes in goodwill impairment [Abstract]
Impairment of goodwill	$ 0	$ 0
Cash consideration		2,535,000
SUSE [Member]
Changes in goodwill impairment [Abstract]
Goodwill reclassified within assets held for sale		859,566
Impairment of goodwill		0
Micro Focus CGU [Member]
Changes in goodwill impairment [Abstract]
Goodwill reclassified within assets held for sale		27,900
Impairment of goodwill		$ 0